Note Payable (Details) - USD ($)					12 Months Ended
	Oct. 26, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022
Notes Payable [Line Items]
Repayments of note payable					$ 1,750,000	$ 250,000
Repayment of debt					1,713,521	378,524
Interest expense					2,264,426	636,330
Fair value of warrant					149,000
Amortization of debt discount					1,811,798	13,600
Note payable					19,067	35,400
Proceeds from short-term notes					$ 750,000	2,500,000
Accrued interest percentage					18.00%
Net proceeds cost	$ 529,127
Offering cost			$ 203,090
Derivative liability convertible note					$ 601,000
Contingent warrants issued conversion					991,000
Proceeds received		$ 449,000
Notes bore interest rate		7.67%
Serve received in proceeds					$ 70,000
Interest rate					7.67%
Common Stock [Member]
Notes Payable [Line Items]
Shares issued (in Shares)					17,518
Converted shares (in Shares)					4,372,601
Warrant [Member]
Notes Payable [Line Items]
Amortization of debt discount					$ 16,333	13,600
Warrants exercised (in Shares)					40,292
Silicon Valley Bank [Member]
Notes Payable [Line Items]
Promissory note principal amount				$ 2,500,000			$ 83,333
Maturity date				Mar. 01, 2025
Bering interest rate				3.25%
Repayments of note payable					$ 1,000,000	250,000
Interest expense					$ 72,639	58,463
Warrants have an exercise price (in Dollars per share)					$ 0.49
Warrant exercisable					12 years
Fair value of warrant					$ 49,000
Net of unamortized discount					1,230,933	2,214,600
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Repayment of debt					1,250,000	$ 2,250,000
Amortization of debt discount					804,465
Proceeds from short-term notes					$ 750,000
Financing cost			3,001,500
Net proceeds cost			$ 2,798,410
Percentage of conversion price			80.00%
Converted shares (in Shares)			937,961		937,961
Converted price (in Dollars per share)			$ 3.2
Derivative liability convertible note					$ 601,000
Convertible Notes Payable [Member] | Bear Interest Payable [Member]
Notes Payable [Line Items]
Bearing interest rate			10.00%
Short-Term Notes [Member]
Notes Payable [Line Items]
Notes exit fee rate					16.00%
Repaid notes payable					$ 870,015
Serve – Chief Executive Officer [Member]
Notes Payable [Line Items]
Principal interest percentage					16.00%
Serve – Chief Executive Officer [Member] | Note Payable – Related Party [Member]
Notes Payable [Line Items]
Note and exit fee					$520,840